U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

February 5, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Funds (the “Trust”) File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Indexed Synthetic Convertible Strategy Fund and Direxion Indexed Synthetic Convertible Strategy Bear Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated January 31, 2014 and filed electronically as Post-Effective Amendment No. 146 to the Trust’s Registration Statement on Form N-1A on January 31, 2014.

If you have any questions concerning the foregoing, please contact Michael Barolsky of U.S. Bancorp Fund Services, LLC at (414) 765-5586 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
For U.S. Bancorp Fund Services, LLC